Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 1,970,346		$ 2,360,545
US$
Short Term And Long Term Deposits [Line Items]
Short-term deposits	1,596,592		1,983,877
RMB
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 373,754	¥ 2,647,185	$ 376,668	¥ 2,623,347